SHORT TERM AND LONG-TERM DEBT - Narrative (Details)	1 Months Ended											6 Months Ended
	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Feb. 29, 2020 USD ($) ship vessel	Jul. 31, 2019 USD ($) vessel	Apr. 30, 2019 USD ($) vessel	Jul. 31, 2018 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($) ship	Jan. 31, 2021 USD ($)	Aug. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Debt Instrument [Line Items]
Long-term debt												$ 1,653,717,000
Number of vessels owning subsidiaries | ship													1
Total debt			$ 1,419,259,000									1,653,717,000
Proceeds of revolving credit facility												181,448,000	$ 48,684,000
Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Sale leaseback, term							10 years
Gross price							$ 206,500,000						206,500,000
Advance for hire							50,100,000						50,100,000
Minimum liquidity requirement, amount of net interest bearing debt							25,000,000						25,000,000
Net consideration							156,400,000						156,400,000
Sale leaseback transaction, purchase obligation							$ 69,500,000						$ 69,500,000
Minimum | Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Book equity ratio							0.25
Undrawn credit lines, remaining term							6 months
LIBOR | Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Sale leaseback interest rate (percent)							3.20%
100 Million Facility
Debt Instrument [Line Items]
Amount outstanding														$ 100,000,000
$629 million term loan facility
Debt Instrument [Line Items]
Number of vessels owning subsidiaries | vessel								5
Undrawn credit lines, remaining term								6 months
Minimum liquidity requirement, amount of net interest bearing debt								$ 25,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)								5.00%
Face amount								$ 629,000,000
Number of buildings under financing | ship								5
Proceeds of revolving credit facility	$ 123,300,000		125,800,000	$ 125,800,000	$ 135,800,000	$ 125,800,000
$629 million term loan facility | Minimum
Debt Instrument [Line Items]
Book equity ratio								0.25
$629 million term loan facility | Maximum
Debt Instrument [Line Items]
Amount available for drawdown (percent)								0.65
Amount available for drawdown								$ 125,800,000
$125 Million Facility
Debt Instrument [Line Items]
Term													5 years
Face amount							$ 125,000,000						$ 125,000,000
Overall repayment term													20 years
$125 Million Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Face amount							25,000,000						$ 25,000,000
$125 Million Facility | Maximum
Debt Instrument [Line Items]
Amount available for drawdown (percent)								0.65
$125 Million Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)													2.85%
Floating Rate Debt
Debt Instrument [Line Items]
Total debt			1,088,905,000									1,285,674,000
Floating Rate Debt | Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Sale leaseback, term											10 years
Gross price											$ 210,000,000
Advance for hire											$ 52,500,000
Long-term debt			138,800,000									135,000,000
Floating Rate Debt | LIBOR | Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Sale leaseback interest rate (percent)											3.50%
Floating Rate Debt | Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Total debt			139,781,000									135,844,000
Floating Rate Debt | $250 Million Term Loan Facility
Debt Instrument [Line Items]
Long-term debt			230,900,000							$ 225,100,000
Maximum borrowing capacity										$ 250,000,000
Number of vessels owning subsidiaries | vessel										2
Amount outstanding															$ 125,000,000	$ 125,000,000
Term										5 years
Minimum liquidity requirement, amount of net interest bearing debt										$ 25,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)										5.00%
Total debt			232,813,000									226,563,000
Floating Rate Debt | $250 Million Term Loan Facility | Minimum
Debt Instrument [Line Items]
Book equity ratio										0.25
Undrawn credit lines, remaining term										6 months
Floating Rate Debt | $250 Million Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)										2.35%
Floating Rate Debt | 100 Million Facility
Debt Instrument [Line Items]
Long-term debt			93,300,000									110,700,000
Number of vessels owning subsidiaries | vessel									1
Term									5 years
Minimum liquidity requirement, amount of net interest bearing debt									$ 25,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)									5.00%
Floating Rate Debt | 100 Million Facility | Minimum
Debt Instrument [Line Items]
Book equity ratio									0.25
Undrawn credit lines, remaining term									6 months
Floating Rate Debt | 100 Million Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)		2.25%							2.25%
Floating Rate Debt | $50 million term loan under $100 Million Facility
Debt Instrument [Line Items]
Face amount									$ 50,000,000
Total debt			46,711,000									45,396,000
Floating Rate Debt | $629 million term loan facility
Debt Instrument [Line Items]
Total debt			513,200,000									627,383,000
Floating Rate Debt | Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Long-term debt			154,400,000									150,200,000
Total debt			156,400,000									152,050,000
Fixed Rate Debt
Debt Instrument [Line Items]
Total debt			283,643,000									277,647,000
Fixed Rate Debt | Hyundai Glovis Sale and Charterback
Debt Instrument [Line Items]
Long-term debt			281,300,000									275,500,000
Number of vessels owning subsidiaries | vessel										2
Sale and charterback agreement, sale price										$ 210,000,000
Sale and charterback agreement, consideration transferred										150,000,000
Sale and charterback agreement, non-amortizing and non-interest bearing seller's credit										$ 60,000,000
Sale and charterback agreement, charter period										10 years
Sale and charterback agreement, sale back consideration										$ 75,000,000
Total debt			283,643,000									277,647,000
Commercial Loan | $629 million term loan facility
Debt Instrument [Line Items]
Term								5 years
Face amount								$ 250,000,000
Commercial Loan | $629 million term loan facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)								2.35%
KEXIM Direct Loan | $629 million term loan facility
Debt Instrument [Line Items]
Term								12 years
Face amount								$ 189,900,000
KEXIM Direct Loan | $629 million term loan facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)								2.25%
KEXIM Guaranteed Loan | $629 million term loan facility
Debt Instrument [Line Items]
Term								6 years
Face amount								$ 189,100,000
KEXIM Guaranteed Loan | $629 million term loan facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)								1.20%
Accordion Option | $629 million term loan facility
Debt Instrument [Line Items]
Proceeds of revolving credit facility						$ 10,000,000
Accordion Option | $629 million term loan facility | Maximum
Debt Instrument [Line Items]
Face amount								$ 10,000,000
Secured Debt | $629 million term loan facility
Debt Instrument [Line Items]
Long-term debt			502,800,000									614,600,000
Secured Debt | $125 Million Facility
Debt Instrument [Line Items]
Long-term debt			0									122,000,000
Minimum liquidity requirement, amount of net interest bearing debt							$ 25,000,000						$ 25,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)							5.00%						5.00%
Face amount							$ 100,000,000						$ 100,000,000
Secured Debt | $125 Million Facility | Minimum
Debt Instrument [Line Items]
Book equity ratio													0.0025
Undrawn credit lines, remaining term													6 months
Line of Credit
Debt Instrument [Line Items]
Total debt			46,711,000									90,396,000
Line of Credit | 100 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity									100,000,000
Maximum borrowing capacity, increase		$ 20,000,000
Line of Credit | $50 million revolving tranche under $100 Million Facility
Debt Instrument [Line Items]
Face amount									$ 50,000,000
Total debt			$ 46,711,000									65,396,000
Line of Credit | $125 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity												125,000,000
Amortizing portion | 100 Million Facility
Debt Instrument [Line Items]
Face amount												45,400,000
Non-amortizing portion | 100 Million Facility
Debt Instrument [Line Items]
Face amount												$ 20,000,000